Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Revenue from Major Products and Services	The Company’s revenue from its major products and services.
	For the Year Ended December 31
	2017	2018	2019
Out-licensing	$—	$—	$3,000,000